CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Additional Information (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Jan. 01, 2018 PEN (S/)
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed			S/ 4,288,524	S/ 4,082,942	S/ 7,480,420
Credit derivative, nominal amount			69,720,506	56,935,229
Central Reserve Bank of Peru [Member] | US Dollars [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	$ 844.5	$ 919.2	2,798,700	3,100,500
Borrowings			2,800,400	2,948,500
Repurchase Agreements [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate basis	At December 31, 2019, said operations accrue interest at fixed and variable rates between 2.6 percent and 7.20 percent and between Libor 3M + 0.80 percent and Libor 6M + 1.90 percent, respectively,	between 0.09 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2018
Cash flow hedges | Interest rate swap contract seven [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		$ 150.0		506,000
Cash flow hedges | Cross currency swap contract one [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	$ 70.0	70.0	232,000	236,100
Cash flow hedges | Cross currency swap contract two [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	45.0	45.0	149,100	151,800
Cash flow hedges | Cross currency swap contract three [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	25.0	25.0	82,900	84,300
Cash flow hedges | Cross currency swap and interest rate swap contract [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	$ 80.0	$ 80.0	S/ 265,100	S/ 269,800